Note 19 - Share-based Compensation	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
(19)	Share-based Compensation

2012
Option

a.	2012 Options G

On
March 12, 2012,
the Company granted options (
"2012
Options G") to its directors and employees to purchase up to
92,845,000
ordinary shares of the Company. Pursuant to the option agreements entered into between the Company and the option grantees, the options shall vest over a five
-year service period from
2012
to
2016.
The expiration date of the
2012
Options is
March 12, 2022.
The
2012
Options G had an exercise price of
US$0.30
(
RMB1.90
) and an intrinsic value of
US$0.04
(
RMB0.26
) per ordinary share, except for the
3,200,000
options granted to the
two
independent directors which had an exercise price of
US$0.31
(
RMB1.98
) and an intrinsic value of
US$0.03
(
RMB0.17
) per ordinary share. The exercise price for Option G was later modified to
US$0.001
(
RMB0.006
) and the number of shares are reduced by half with
no
incremental cost as a result of such option modification. The fair value of the options was determined by using the Black-Scholes option pricing model.

For the years ended
December 31, 2015,
2016
and
2017,
share-based compensation expenses of
RMB12,940,
RMB4,367
and
nil
were recognized in connection with the
2012
Options G, respectively. During the year ended
December 31, 2017,
34,570,812
shares of
2012
Options G had been exercised. During the years ended
December 31, 2015,
2016
and
2017,
114,250,
10
and
400,000
shares of
2012
Options G, respectively, were forfeited due to employee resignations.
No
share-based compensation expense related to the forfeited options was recognized.

b.	2012 Options H

On
March 12, 2012,
the Company granted options (
"2012
Options H") to its entrepreneurial agents and captains (non-employees) to purchase
3,800,000
ordinary shares of the Company, of which
3,000,000
and
800,000
options were granted to agents and captains respectively. Pursuant to the option agreements entered into between the Company and the option grantees,
40%
("Option
H1"
),
40%
("Option
H2"
) and
20%
("Option
H3"
) of the
3,000,000
award options granted to agents shall vest in
May 31, 2014,
2015
and
2016
of each year respectively; and
40%
("Option
H4"
),
40%
("Option
H5"
) and
20%
("Option
H6"
) of the
800,000
award options granted to captains shall vest in
May 31, 2013,
2014
and
2015
of each year respectively. The expiration date of the
2012
Options H is
March 12, 2022.
The
2012
Options H had an exercise price of
US$0.30
(
RMB1.90
), which was later modified to
US$0.001
(
RMB0.006
) and an intrinsic value of
US$0.04
(
RMB0.26
) per ordinary share as of the date of grant. The fair value of the options was determined by using the Black-Scholes option pricing model and revaluated every balance sheet date until the options was vested.

For the years ended
December 31, 2015,
2016
and
2017,
share-based compensation expenses of
RMB1,213,
RMB570
and
nil
were recognized in connection with the
2012
Options H, respectively. During the year ended
December 31, 2017,
875,326
of
2012
Options H had been exercised. During the years ended
December 31, 2014,
2015
and
2016,
284,978,
147,984
and
nil
shares of
2012
Options H, respectively, were forfeited due to termination of agency contracts.
No
share-based compensation expense related to the forfeited options was recognized.

Prior to our
2012
Option, the company granted options its employees under
2009
options and
2008
options (collectively the "Options"). The Options shall vest over a four
-year period subject to the continuous employment of the option grantees and their key performance indicators ("KPI") results for the year
2009.
The expiration date of the Options is
March 31, 2015,
which was later modified to
December 31, 2017
with an incremental compensation cost of
RMB6,700
charged for the period in which the modification occurred in
December 2013.
During the year ended
December 31, 2017,
6,226,480
shares and
27,445,540
shares had been exercised for
2009
options and
2008
options respectively.
No
share-based compensation expense was recognized for the years ended
December 31, 2015,
2016
and
2017.

For each of the
three
years ended
December 31, 2015,
2016
and
2017,
changes in the status of total outstanding options under
2012
Options,
2009
Options and
2008
Options, were as follows:

	Number of options	Weighted average exercise price in RMB	Aggregate Intrinsic Value RMB
Outstanding as of January 1, 2015	82,247,600	0.88	96,658
Exercised	(6,754,720)	0.24
Forfeited	(429,328)	0.17
Outstanding as of December 31, 2015	75,063,552	0.90	148,348
Exercised	(2,597,400)	0.45
Forfeited	(147,994)	0.01
Outstanding as of December 31, 2016	72,318,158	0.92	141,274
Exercised	(69,118,158)	0.96
Forfeited	(400,000)	0.01
Outstanding as of December 31, 2017	2,800,000	1.17	16,422
Exercisable as of December 31, 2017	2,800,000	1.17	16,422

As of
December 31, 2017,
all of the above options were fully vested.

The following table summarizes information about the Company’s share option plans for the years ended
December 31, 2015,
2016
and
2017:

	Year ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Weighted-average grant-date fair value per share of options granted	—	—	—
Total intrinsic value of options exercised	17,399	6,406	270,419
Total fair value of share options vested	38,178	13,631	—

The following table summarizes information about the Company’s stock option plans as of
December 31, 2017,
excluding the InsCom options:

	Options outstanding	Weighted average remaining contractual life (Years)	Weighted average exercise price in RMB	Options Exercisable

2012 Options G	2,800,000	4.25	1.1683	2,800,000

InsCom Options

For the years ended
December 31, 2012,
2013
and
2014,
InsCom Holdings Limited ("InsCom"), a private subsidiary of the Group, issued three
batches of the options to its entrepreneurial agents and the Group's employees ("InsCom Options"). There is no
intrinsic value of the InsCom Options as of the date of grant. As of the grant date of the InsCom Options, the fair values of which were estimated to be of nominal values. The share-based compensation expenses related to the InsCom Options was nil,
nil
and
nil
during the years ended
December 31, 2015,
2016
and
2017,
respectively. During the year ended
December 31, 2016,
all of the InsCom Options had been exercised when the Company purchased the remaining interest from the minority interest of InsCom. Details of the acquisition is described in Note
3.